Long-Term Loans, Net of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of linkage terms and interest rates
Loan currency	Weighted interest rate as of December 31, 2022	December 31,
	%	2022	2021

NIS	6.68%	$1,880	$1,421

Less - current maturities		(586)	(740)

		$1,294	$681

Schedule of total amount to be paid by the company
December 31, 2022
Payment schedule
2023	586
2024	144
2025	140
2026	128
2027 - 2034 (*)	882
Total	$1,880

(*)	The total amount to be paid by the Company every year from 2027 until 2034.

(**)	As of December 31, 2022, the Company and its subsidiaries had an unutilized short term credit line in the amount of $1,354, bearing an annual interest of 6.29%.